SUBSEQUENT EVENTS (Details Narrative) - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commission payments descriptions	The eWallet is primarily for the crediting of any commission payment that falls below RM100 (or $22.70)	The eWallet is primarily for the crediting of any commission payment that falls below RM100 (or $22.70).
Comission payable		RM 100
Comission payable, threshold	RM 100	100
Maximum [Member]
Comission payable, threshold	RM 100	RM 100